SHARE BASED COMPENSATION - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	92.07%	46.91%
Expected volatility, maximum	96.77%	529.23%
Risk free interest, minimum	3.88%	1.68%
Risk free interest, maximum	3.89%	3.65%
Dividend yield	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years 7 months 28 days	5 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years 3 months	6 years 2 months 8 days